Managed Container Fleet	6 Months Ended
Jun. 30, 2023
Revenue From Contract With Customer [Abstract]
Managed Container Fleet
(3)
Managed Container Fleet

Under the Company’s management agreements for managed container fleet, the Company is responsible for providing the leasing services to the customers and responsible for directing and integrating third-party vendors to fulfill its performance obligations. Therefore, it was determined that the management agreements with these Container Investors are deemed to convey to the Company the right to control the use of the managed containers and are therefore accounted for as a lease.

Lease rental income and expenses from the managed fleet owned by Container Investors are reported on a gross basis. Lease rental income from managed fleet represents rental charges billed to the ultimate lessees for the managed fleet, including charges for handling fees, drop-off charges, pick-up charges, and charges for a damage protection plan that is set forth in the leases.

Management fees from non-leasing services are earned for acquiring new managed containers and sales commissions are earned from sales of the managed containers on behalf of the Container Investors.

Distribution expense to managed fleet container investors represents direct container expenses of the managed containers and the amounts distributed to the Container Investors, reduced by associated lease management fees earned and retained by the Company.

The Company is deemed to own certain of the managed containers purchased by the Company on behalf of Container Investors, notwithstanding the contractual management relationship which the Company has with the Container Investors. Accordingly, such managed containers are included in “containers, net” in the Company’s condensed consolidated balance sheets as of June 30, 2023 and December 31, 2022. The purchase consideration paid by the Container Investors for such containers is reported as a deemed financial liability of the Company. As of June 30, 2023 and December 31, 2022, the Company’s container leaseback financial liability to the Container Investors amounted to $14,425, and $14,841, respectively, which were reported as “other liabilities” in the condensed consolidated balance sheets.

The Company’s container leasing equipment includes such managed containers in the condensed consolidated balance sheets as of June 30, 2023 and December 31, 2022, which consisted of the following:

	June 30, 2023			December 31, 2022
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$6,258,690	$(2,090,449)	$4,168,241	$6,378,374	$(2,027,743)	$4,350,631
Containers - managed fleet	16,410	(2,409)	14,001	16,417	(1,924)	14,493
Total containers	$6,275,100	$(2,092,858)	$4,182,242	$6,394,791	$(2,029,667)	$4,365,124

Income from the managed fleet, including management fees earned from acquisition fees and sales commissions during the three and six months ended June 30, 2023 and 2022 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Lease rental income - managed fleet	$10,693	$12,678	$21,803	$25,319
Less: distribution expense to managed fleet container investors	(9,507)	(11,302)	(19,432)	(22,475)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(447)	(458)	(890)	(911)
	739	918	1,481	1,933
Management fees from non-leasing services	710	673	1,454	1,205
Total	$1,449	$1,591	$2,935	$3,138

The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of June 30, 2023 and December 31, 2022 in the condensed consolidated balance sheets (also, see Note 4 “Transactions with Affiliates and Container Investors”):

	June 30, 2023	December 31, 2022
Accounts receivable, net - owned fleet	$111,519	$107,457
Accounts receivable, net - managed fleet	7,412	7,348
Total accounts receivable, net	$118,931	$114,805

Prepaid expenses and other current assets - owned fleet	$8,043	$16,614
Prepaid expenses and other current assets - managed fleet	57	89
Total prepaid expenses and other current assets	$8,100	$16,703

Accounts payable and accrued expenses - owned fleet	$20,432	$22,868
Accounts payable and accrued expenses - managed fleet	931	1,292
Total accounts payable and accrued expenses	$21,363	$24,160

Container contracts payable - owned fleet	$72,618	$6,648
Total container contracts payable	$72,618	$6,648

For further discussion on the Company’s managed container fleet, please refer to Item 18, “Financial Statements – Note 2” in our 2022 Form 20-F.